UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253


Allspring Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Allspring Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 2/28

Date of reporting period: 07/01/21 - 06/30/22


Item 1. Proxy Voting Record


========================= Allspring Target Today Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, Allspring High Yield Corporate Bond Portfolio and Allspring U.S. Reit Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================= Allspring Target 2010 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, Allspring High Yield Corporate Bond Portfolio and Allspring U.S. Reit Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2015 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, Allspring High Yield Corporate Bond Portfolio and Allspring U.S. Reit Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2020 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, Allspring High Yield Corporate Bond Portfolio and Allspring U.S. Reit Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2025 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, Allspring High Yield Corporate Bond Portfolio and Allspring U.S. Reit Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2030 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, Allspring High Yield Corporate Bond Portfolio and Allspring U.S. Reit Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2035 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, Allspring High Yield Corporate Bond Portfolio and Allspring U.S. Reit Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2040 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio and Allspring High Yield Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2045 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio and Allspring High Yield Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2050 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio and Allspring High Yield Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2055 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio and Allspring High Yield Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========================== Allspring Target 2060 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Allspring Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio, Allspring Factor Enhanced Small Cap Equity Portfolio Allspring Investment Grade Corporate Bond Portfolio and Allspring High Yield Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 29, 2022).


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


ALLSPRING FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 29, 2022